Subsequent Events	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events
20.      Subsequent Events:
a) Equity offering: On January 14, 2015, the Company completed a primary underwritten public offering of 49,000,418 of its common shares, at a price of $5.00 per share. The aggregate proceeds to the Company net of underwriters commissions were approximately $242,211.

b) Excel Vessel deliveries: Subsequent to December 31, 2014, five of the remaining Excel Vessels were delivered to the Company in exchange for 3,264,726 common shares and $30,286 in cash.

c) Sale of Vessels:  On January 20, 2015, January 28, 2015, March 6, 2015 and March 19, 2015, the Company entered into separate agreements with third parties to sell four of the recently acquired Excel Vessels Star Julia, Star Tatianna, Rodon and Star Monika, respectively. The vessels were delivered to their new owners on February 4, 2015, February 9, 2015, March 12, 2015 and April 3, 2015, respectively. In addition, the vessel Star Kim, which was agreed to be sold in December 2014 (Note 5), was delivered to her new owners on January 21, 2015.  In connection with the sale of the vessels Star Julia, Star Tatianna, Star Monika and Star Kim the Company prepaid an amount of $18,181 under the Excel Vessel CiT Facility (Note 9).

d) Outsourcing of Certain Procurement Services: As of January 1, 2015, the Company has engaged Ship Procurement Services S.A., an unaffiliated third party company, to provide to its fleet certain procurement services at a daily fee of $0.295 per vessel.

e) Delivery of newbuilding vessels: On January 8, 2015, the Company took delivery of the vessel Indomitable (HN 5016), for which it had made a payment of $34,942 in December 2014. To partially finance the delivery installment of the Indomnitable, the Company drew down $32,480 under the BNP $32,480 Facility (Note 9j). In addition, on February 27, 2015, the Company took delivery of the Honey Badger (HN 164) and Wolverine (HN 165), for which the Company paid delivery installments of $19,422 each. These two vessels were partially financed under the Sinosure Facility (Note 9n). On March 13, 2015, the Company drew down $38,162 for the financing of both Honey Badger and Wolverine. On March 25, 2015 and March 31, 2015, the Company took delivery of the vessels Idee Fixe (ex HN 1063) and Roberta (ex HN 1061), respectively, which were subject to bareboat capital lease agreements with New YJ Builders (Note 6). On April 2, 2015, the Company took delivery of the vessel Gargantua (ex-HN 166), for which it made a payment of $37,682, $32,400 of which was drawn under the DNB - CEXIM Facility on April 1, 2015 (see note 20 j below).

f) Repayment of the Excel Vessel Bridge Facility: On January 29, 2014, the Company fully prepaid the Excel Vessel Bridge Facility.

g) Release of Heron shares: In January 2015, the 2,115,706 shares issued into escrow as consideration for the Heron Transaction (Notes 1 and 17.2) were released from the escrow account.

h) DVB committed term sheet: On March 6, 2015, the Company entered into a committed term sheet with DVB Bank SE for the financing of the newbuilding vessel HN5017 (tbn Deep Blue) for an amount up to $31,000.

i) BNP committed term sheet: On March 13, 2015, the Company entered into a committed term sheet with BNP Paribas for the financing of two vessels, the newbuilding vessel HN5056 (tbn Megalodon) and the 2004 built Panamax vessel Star Emily, for an amount up to $39,500.

j) DNB-SEB-CEXIM committed term sheet: On March 19, 2015, the Company entered into a committed term sheet and on March 31, 2015 signed the final loan documentation, with DNB Bank ASA as facility agent, security agent account bank and bookrunner, DNB Bank ASA and the Export-Import Bank of China (CEXIM) as mandated lead arrangers and DNB Bank ASA, Skandinaviska Enskilda Banken AB (SEB) and CEXIM as original lenders for the financing of seven newbuilding vessels, HN166 (tbn Gargantua), HN167 (tbn Goliath), HN1338 (tbn Star Aries), HN184 (tbn Maharaj), HN1339 (tbn Star Taurus), HN1342 (tbn Star Gemini) and HN198 (tbn Star Poseidon) for an amount up to $227,500.

k) ABN AMRO Bank N.V. $31,000 Facility: On March 31, 2015, the Company and ABN AMRO signed a third supplemental agreement and agreed to revise certain financial covenants.

l) Restructuring Agreement - Commerzbank $120,000 and $26,000 Facilities: On March 30, 2015, the Company and Commerzbank AG signed a second supplemental agreement. Under the supplemental agreement, the Company agreed to (i) prepay Commerzbank AG $3,000, (ii) amend some of the financial covenants and iii) change the repayment date for the Commerzbank $26,000 Facility from September 7, 2016 to July 31, 2015.